Financial Investors Trust

(the “Trust”)

The Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED APRIL 17, 2019 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2018

The table under the section entitled “Administrator” is hereby deleted and replaced in its entirety with the following:

	For the Fiscal Year Ended April 30, 2018	For the Fiscal Year Ended April 30, 2017	For the Fiscal Year Ended April 30, 2016
The Disciplined Growth Investors Fund*	$120,423	$156,050	$154,635

The last sentence in the section entitled “Other Information About the Fund – Transfer Agent” is hereby deleted and replaced with the following information:

As described above, ALPS is an affiliate of ADI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE